Note 8 - Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31,
	2013	2012	2011
Current:
Federal	$95,558	$-	$-
State	-	-	-
	$95,558	$-	$-
Deferred:
Federal	$(53,505,000)	$53,505,000	$-
State	(8,144,000)	8,144,000	-
	$(61,649,000)	$61,649,000	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	September 30,	December 31,
	2014	2013

Deferred Tax Liabilities:
Unrealized gain on investment in Citrus Grove	$(1,315,000)	$(1,315,000)
Net Deferred Income Taxes	$(1,315,000)	$(1,315,000)

	December 31,
	2013	2012

Deferred Tax Liabilities:

Gain on condemnation	$-	$(61,649,000)
Unrealized gain on investment in Citrus Grove	(1,315,000)	(1,315,000)
Net Deferred Income Taxes	$(1,315,000)	$(62,964,000)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2013	2012	2011
U.S. Federal Statutory Income Rate	-	-	-
State Income Tax, net of federal tax benefits	-	-	-
Deferred Taxes Resulting from REIT Election and Pending Reinvestment of Condemnation Proceeds	- %*	38.4%	-%
Differences Related to Investment in Citrus Grove	-%	-%	-%
	-%	38.4%	-%